Management of Capital (Tables)	12 Months Ended
Dec. 31, 2022
Management of Capital
Disclosure of capital
	Years ended December 31
	2022	2021
Equity	$194,793	$157,355
Less: cash	(10,309)	(3,259)
	$184,484	$154,096